FINANCIAL INSTRUMENTS (Details 20) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	$ 747,258	$ 706,485
Trade receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	755,809	716,455
Trade receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	8,551	9,970
Financial lease receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	1,131	11,932
Financial lease receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	1,131	12,033
Financial lease receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	0	101
Other debtors
Disclosure Of Financials Instruments [Line items]
Credit exposure	90,795	95,995
Other debtors | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	93,370	101,663
Other debtors | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	2,575	5,668
Net subtotal
Disclosure Of Financials Instruments [Line items]
Credit exposure	839,184	814,412
Net subtotal | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	850,310	830,151
Net subtotal | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	11,126	15,739
Trade receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	3,900	3,498
Trade receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	7,921	5,544
Trade receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	4,021	2,046
Financial lease receivables
Disclosure Of Financials Instruments [Line items]
Credit exposure	837	1,174
Financial lease receivables | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	837	1,174
Financial lease receivables | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	0	0
Other debtors
Disclosure Of Financials Instruments [Line items]
Credit exposure	10,412	11,368
Other debtors | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	10,412	11,368
Other debtors | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	0	0
Net Subtotal
Disclosure Of Financials Instruments [Line items]
Credit exposure	15,149	16,040
Net Subtotal | Gross carrying amount [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	19,170	18,086
Net Subtotal | Accumulated impairment [member]
Disclosure Of Financials Instruments [Line items]
Credit exposure	$ 4,021	$ 2,046